UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21195
                                                     ---------

                               UBS M2 Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.....................     1
Statement of Operations ..................................................     2
Statements of Changes in Members' Capital ................................     3
Statement of Cash Flows ..................................................     4
Financial Highlights .....................................................     5
Notes to Financial Statements ............................................     6
Schedule of Portfolio Investments ........................................    14

                                                             UBS M2 FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

ASSETS
Investments in Investment Funds, at fair value
   (cost $415,657,606)                                              $459,387,706
Cash and cash equivalents                                             93,681,545
Receivable from Investment Funds                                      25,501,087
Interest receivable                                                        3,845
Other assets                                                              48,907
                                                                    ------------
TOTAL ASSETS                                                         578,623,090
                                                                    ------------
LIABILITIES
Withdrawals payable                                                   60,807,710
Subscriptions received in advance                                      1,256,000
Investment Management Fee payable                                        709,973
Administration fee payable                                               163,257
Management Fee payable                                                   146,891
Professional fees payable                                                144,256
Other liabilities                                                         76,254
                                                                    ------------
TOTAL LIABILITIES                                                     63,304,341
                                                                    ------------
MEMBERS' CAPITAL                                                    $515,318,749
                                                                    ------------
MEMBERS' CAPITAL
Represented by:
Net capital contributions                                           $471,588,649
Accumulated net unrealized appreciation/(depreciation) on
   investments in Investment Funds                                    43,730,100
                                                                    ------------
MEMBERS' CAPITAL                                                    $515,318,749
                                                                    ------------

    The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

INVESTMENT INCOME
Interest                                                            $     18,649
                                                                    ------------
TOTAL INVESTMENT INCOME                                                   18,649
                                                                    ------------
EXPENSES
Investment Management Fee                                              4,235,723
Management Fee                                                           876,356
Administration fee                                                       322,722
Professional fees                                                        200,752
Directors' fees                                                           25,136
Printing, insurance and other expenses                                   193,205
                                                                    ------------
TOTAL EXPENSES                                                         5,853,894
                                                                    ------------
NET INVESTMENT LOSS                                                   (5,835,245)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from investments in Investment Funds          8,961,336
Net change in unrealized appreciation/depreciation on investments
   in Investment Funds                                               (24,829,418)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS               (15,868,082)
                                                                    ------------
NET DECREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                          $(21,703,327)
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2009 AND PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010
                                                                     (UNAUDITED)

                                                                    ADVISER      MEMBERS          TOTAL
                                                                   --------   -------------   -------------
MEMBERS' CAPITAL AT JANUARY 1, 2009                                $ 16,385   $ 658,826,978   $ 658,843,363
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                         (93)    (12,930,457)    (12,930,550)
   Net realized gain/(loss) from investments in Investment Funds        369      16,126,948      16,127,317
   Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                                 2,072      74,875,270      74,877,342
                                                                   --------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                         2,348      78,071,761      78,074,109
                                                                   --------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                   --      33,303,270      33,303,270
Members' withdrawals                                                     --    (199,368,901)   (199,368,901)
                                                                   --------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                  --    (166,065,631)   (166,065,631)
                                                                   --------   -------------   -------------
MEMBERS' CAPITAL AT DECEMBER 31, 2009                              $ 18,733   $ 570,833,108   $ 570,851,841
                                                                   --------   -------------   -------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                         (52)     (5,835,193)     (5,835,245)
   Net realized gain/(loss) from investments in Investment Funds        296       8,961,040       8,961,336
   Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                                  (789)    (24,828,629)    (24,829,418)
                                                                   --------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                          (545)    (21,702,782)    (21,703,327)
                                                                   --------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                   --      26,977,945      26,977,945
Members' withdrawals                                                     --     (60,807,710)    (60,807,710)
                                                                   --------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                  --     (33,829,765)    (33,829,765)
                                                                   --------   -------------   -------------
MEMBERS' CAPITAL AT JUNE 30, 2010                                  $ 18,188   $ 515,300,561   $ 515,318,749
                                                                   --------   -------------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital derived from operations            $(21,703,327)
Adjustments to reconcile net decrease in member's capital derived from operations to net cash provided by operating activities:
   Purchases of investments in Investment Funds                      (42,500,000)
   Proceeds from disposition of investments in Investment Funds      102,793,689
   Net realized (gain)/loss from investments in Investment Funds      (8,961,336)
   Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                                 24,829,418
   Changes in assets and liabilities:
      (Increase) decrease in assets:
         Advanced subscriptions in Investment Funds                    2,500,000
         Interest receivable                                                 678
         Receivable from Investment Funds                             (2,587,569)
         Other assets                                                    (33,525)
      Increase (decrease) in liabilities:
         Administration fee payable                                       44,699
         Investment Management Fee payable                               (69,878)
         Management Fee payable                                          (14,457)
         Professional fees payable                                       (46,580)
         Other liabilities                                                57,754
                                                                    ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             54,309,566
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in
   subscriptions received in advance                                  28,233,945
Payments on Members' withdrawals, including change in withdrawals
   payable                                                           (92,739,896)
                                                                    ------------
NET CASH USED IN FINANCING ACTIVITIES                                (64,505,951)
Net decrease in cash and cash equivalents                            (10,196,385)
Cash and cash equivalents--beginning of period                       103,877,930
                                                                    ------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                            $ 93,681,545
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2010

     The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

     An individual Member's ratios and returns may vary from the below based on the timing of capital transactions.

                                      PERIOD FROM
                                       JANUARY 1,
                                    2010 TO JUNE 30,                            YEARS ENDED DECEMBER 31,
                                          2010         --------------------------------------------------------------------------
                                      (UNAUDITED)          2009           2008            2007            2006           2005
                                    ----------------   ------------   ------------   --------------   ------------   ------------
Ratio of net investment loss
   to average members'
   capital(a, b)                           (2.03%)(c)         (1.96%)        (1.94%)          (1.80%)        (1.93%)        (1.96%)
Ratio of total expenses to
   average members'
   capital(a, b)                            2.04%(c)           1.97%          2.00%            1.98%          2.02%          2.02%
Portfolio turnover rate                     8.47%             21.46%         36.36%           16.21%          8.28%         36.38%
Total return(d)                            (3.61%)            12.70%        (23.14%)          14.26%         10.88%         13.21%
Average debt ratio(a)                         --                 --           0.10%            0.21%          0.18%          0.64%
Members' capital at end of period
   (including the Adviser)          $515,318,749       $570,851,841   $658,843,363   $1,106,094,298   $819,802,186   $509,128,081

(a) The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

(b) Ratios of net investment income (loss) and total expenses to average members' capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

(c)  Annualized.

(d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

1.   ORGANIZATION

     UBS M2 Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001 and commenced operations on February 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is a wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance to improve disclosures about fair value measurement. This new guidance clarifies existing disclosure requirements regarding (i) the level of disaggregation for which fair value measurement disclosures should be provided, and (ii) the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. It also requires disclosure of significant transfers into and out of Level 1 and Level 2 measurements in the fair value hierarchy and the reasons for those transfers, as well as the reasons for all transfers into and out of Level 3. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009. The Fund has adopted this accounting guidance for the period ended June 30, 2010, which has not had a material impact on the Fund's members' capital or results of operations. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items as gross basis rather than on a net basis), which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the Fund's members' capital or results of operations.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities

     LEVEL 2-- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one quarter of the measurement date

     LEVEL 3-- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one quarter of the measurement date

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table. There were no transfers between Level 1 and Level 2.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategy and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2010. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2010.

     The Investment Funds in the long/short equity strategy invest in both long and short equity strategies that are primarily in US common stocks. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investment Funds within this strategy are generally subject to a 15 - 125 day redemption notice period. Investment Funds representing approximately 3 percent of fair value are side pockets or liquidating trusts where the liquidation of assets is expected over the next 24 months. The remaining approximately 97 percent of the Investment Funds have either initial redemption dates commencing in the future (4 percent) or are available to be redeemed with no restrictions (93 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $38,733,945, transferred from Level 2 to Level 3 at June 30, 2010. In addition, two Investment Funds, with a fair value of $22,121,513, transferred from Level 3 to Level 2 at June 30, 2010.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     Complete information about the Investment Funds' underlying investments is not readily available. Therefore it is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund's proportionate share exceeded 5% of the Fund's net assets at June 30, 2010.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $5,835,245 and $8,961,336 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the six month period ended June 30, 2010. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2010 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2010, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS (CONTINUED)

     receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's members' capital, excluding the capital account attributable to the Adviser.

     The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 0.30% of the Fund's members' capital, excluding the capital account attributable to the Adviser. The Management Fee and the Investment Management Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Adviser. A portion of the Investment Management Fee and the Management Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODIAN FEES

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

     PFPC Trust Company provides custodial services for the Fund.

6.   INVESTMENTS

     As of June 30, 2010, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of investments for the period from January 1, 2010 to June 30, 2010 amounted to $42,500,000 and $102,793,689, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and performance incentive fees and allocations ranging from 16.50% to 25.00% of net profits earned.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

9.   SUBSEQUENT EVENTS

     As of June 30, 2010, the Fund had $60,807,710 of withdrawals payable. On July 22, 2010, the Fund paid $55,249,325. The remaining amount payable of $5,558,385 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2010 tender offer.

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

                                                             UBS M2 FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                                                                           DOLLAR
                                                                       REALIZED                                           AMOUNT OF
                                                                          AND                                            FAIR VALUE
                                                                      UNREALIZED                               FIRST     FOR FIRST
                                                            % OF        GAIN/       INITIAL                   AVAILABLE  AVAILABLE
                                                           MEMBERS'  (LOSS) FROM  ACQUISITION   LIQUIDITY    REDEMPTION  REDEMPTION
        INVESTMENT FUND              COST     FAIR VALUE    CAPITAL   INVESTMENTS     DATE         (a)          (b)          (b)
------------------------------- ------------ ------------ --------- ------------- ----------- ------------- ----------- ------------
LONG/SHORT EQUITY
Absolute Partners Fund,
   L.L.C. (c)                   $ 20,000,000 $ 18,897,061   3.67    $ (1,102,939)   2/1/2010  Monthly
Arrowgrass Equity Focus,
   L.P. (c)                       25,000,000   24,798,960   4.81        (526,170)  10/1/2009  Monthly
Artha Emerging Markets Fund,
   L.P. (c)                       18,135,557   26,683,102   5.18         123,648    4/1/2006  Quarterly
Bay Pond Partners, L.P. (c)       24,264,478   34,366,244   6.67         455,938    3/1/2008  Semi-Annually
Brevan Howard, L.P. (c)           27,500,000   28,031,028   5.44         370,262   11/1/2009  Monthly
Cevian Capital II, L.P.,
   Class B (c)                    10,436,055   11,210,966   2.18       1,610,090    7/1/2006  Annually
Cevian Capital II, L.P.,
   Class C (c)                     9,132,659   10,910,547   2.12       1,144,533    7/1/2006  Annually
Chap-Cap Activist Partners,
   L.P. (d)                          296,222      286,786   0.06          29,749    4/1/2006  N/A
Chap-Cap Partners II, L.P. (d)       511,773      559,911   0.11          69,991    4/1/2006  N/A
Cobalt Partners, L.P. (c)         51,212,239   54,471,820  10.57      (1,536,754)   7/1/2007  Semi-Annually
Conatus Capital Partners,
   L.P., Class A (c)              25,000,000   23,874,940   4.63      (1,517,435)   1/1/2008  Quarterly
Delta Institutional Holdings,
   L.P. (c)                        1,216,999    1,392,772   0.27         (45,246)   7/1/2003  Quarterly
Eastern Advisor Fund, L.P. (d)     1,284,774    3,202,398   0.62         (14,832)   4/1/2004  N/A
Eastern Advisor Fund, L.P. (d)     6,017,678    2,388,161   0.46        (221,322)   4/1/2004  N/A
EEA Europe Long Short Fund (c)    15,000,000   13,058,773   2.53      (1,643,843)  12/1/2009  Monthly
Eminence Partners, L.P. (c)       38,148,082   33,523,097   6.51      (4,342,363)   1/1/2006  Quarterly
Meditor European Hedge Fund
   (B) Limited (c)                26,441,460   33,047,709   6.41      (2,429,426)   5/1/2006  Monthly
Pelham Long Short Fund L.P.       20,000,000   18,420,764   3.57      (1,579,236)   5/1/2010  Monthly         4/30/2011   18,420,764
Pershing Square, L.P.             17,063,055   32,706,391   6.35         958,986    1/1/2005  Annually
Southpoint Qualified Fund, L.P.   40,178,089   38,733,945   7.52        (621,687)   2/1/2008  Annually
Steel Partners Japan Strategic
   Fund, L.P. (e)                  5,933,551    4,274,412   0.83      (1,101,510)   1/1/2006  N/A
The Children's Investment
   Fund, L.P., Class A            17,466,341   21,615,392   4.19      (2,228,246)   4/1/2005  Every 3 Years
Tiger Asia Fund, L.P.             13,824,741   21,341,632   4.14       1,294,649    3/1/2005  Every 3 Years
Tiger Asia L Holdings, Ltd.
   SPV (e)                         1,593,853    1,590,895   0.31          (1,249)   3/1/2005  N/A
                                ------------ ------------  -----    ------------
   LONG/SHORT EQUITY SUBTOTAL   $415,657,606 $459,387,706  89.15%   $(12,854,412)
Redeemed Investment Funds                 --           --     --      (3,013,670)
                                ------------ ------------  -----    ------------
TOTAL                           $415,657,606 $459,387,706  89.15%   $(15,868,082)
                                ============ ============  =====    ============

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

     The preceding notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the June 30, 2010 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the June 30, 2010 measurement date.

                                  ASSETS TABLE

                    TOTAL FAIR VALUE AT
DESCRIPTION            JUNE 30, 2010      LEVEL 1      LEVEL 2        LEVEL 3
-----------         -------------------   -------   ------------   -------------
Long/Short Equity       $459,387,706        $--     $314,267,019    $145,120,687
                        ------------        ---     ------------    ------------
TOTAL ASSETS            $459,387,706        $--     $314,267,019    $145,120,687
                        ------------        ---     ------------    ------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                            CHANGE IN
                                                            UNREALIZED                       NET TRANSFERS IN
                     BALANCE AS OF      REALIZED GAIN /   APPRECIATION /   NET PURCHASES /   AND/OR (OUT) OF    BALANCE AS OF
DESCRIPTION         DECEMBER 31, 2009       (LOSS)         DEPRECIATION        (SALES)           LEVEL 3        JUNE 30, 2010
-----------------   -----------------   ---------------   --------------   ---------------   ----------------   -------------
Long/Short Equity     $112,326,841       $    390,940      $   (429,337)     $ 16,219,811       $16,612,432      $145,120,687
Multi-Strategy          27,394,774         10,531,390       (11,273,581)      (26,652,583)               --                --
                      ------------       ------------      ------------      ------------       -----------      ------------
Total                 $139,721,615       $ 10,922,330      $(11,702,918)     $(10,432,772)      $16,612,432      $145,120,687
                      ------------       ------------      ------------      ------------       -----------      ------------

Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of June 30, 2010 is $(3,588,806).

The net transfers in and/or (out) of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to June 30, 2010.

    The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS M2 Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.